Consolidated Statements of Income and Comprehensive Income (Loss) shares in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares	Dec. 31, 2021 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 13,668	$ 18,032	$ 18,631	$ 14,764
Cost of revenues		(10,359)	(13,666)	(13,503)	(12,416)
Gross profit		3,309	4,366	5,128	2,348
Gross profit		3,309	4,366	5,128	2,348
Operating expenses:
Selling and marketing expenses		(40)	(53)	(27)	(22)
General and administrative expenses		(2,504)	(3,303)	(3,337)	(2,267)
Total operating expenses		(2,544)	(3,356)	(3,364)	(2,289)
Income from operations		765	1,010	1,764	59
Other income (loss):
Other income		552	728	542	707
Interest expense		(387)	(511)	(336)	(217)
Other expense		(453)	(597)	(545)	(550)
Change in fair value in financial instrument				2	3
Total other income (loss)		(288)	(380)	(337)	(57)
Income before tax expense		477	630	1,427	2
Income tax expense		(84)	(111)	(235)
Net income		393	519	1,192	2
Other comprehensive income
Foreign currency translation gain/ (loss), net of taxes		(52)	(69)	2	(24)
Total comprehensive income(loss)		$ 341	$ 450	$ 1,194	$ (22)
Net income per share attributable to ordinary shareholders
Basic | (per share)	[1]	$ 0.08	$ 0.10	$ 0.25	$ 0.00
Diluted | (per share)	[1]	$ 0.08	$ 0.10	$ 0.25	$ 0.00
Weighted average number of ordinary shares used in computing net income per share
Basic, Shares	[1]	5,006,666	5,006,666	4,697,772	4,000,000
Diluted,Shares	[1]	5,006,666	5,006,666	4,697,772	4,000,000

[1]	Giving retroactive effect to the reverse share split effected which are detailed in Note 15 to the consolidated financial statements